Shareholder's Equity and Dividend Restrictions - Statutory Net Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
ING USA Annuity and Life Insurance Company (ING USA) | Iowa
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	$ (9,100,000)		$ 386,000,000	$ (384,400,000)
Statutory Capital and Surplus	2,174,100,000		2,222,000,000
Minimum Capital Requirements	5,000,000	[1]
ING Life Insurance and Annuity Company (ILIAC) | Connecticut
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	261,600,000		194,400,000	66,000,000
Statutory Capital and Surplus	1,921,800,000		1,931,900,000
Minimum Capital Requirements	3,000,000	[1]
Security Life of Denver Insurance Company (SLD) | Colorado
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	(129,800,000)		175,200,000	(339,900,000)
Statutory Capital and Surplus	1,459,900,000		1,519,500,000
Minimum Capital Requirements	1,500,000	[1]
ReliaStar Life Insurance Company (RLI) | Minnesota
Statutory Accounting Practices [Line Items]
Statutory Net Income (Loss)	(155,300,000)		(83,000,000)	(234,200,000)
Statutory Capital and Surplus	2,278,600,000		2,104,300,000
Minimum Capital Requirements	$ 4,500,000	[1]

[1]	The insurance statutes of the state of domicile for the Company's U.S. insurance subsidiaries set forth specific minimum capital requirements.